Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 80.73%
Communication services: 6.56%
Diversified telecommunication services: 1.80%
AT&T Incorporated	3.50%	2-1-2061	$ 285,000	$ 280,870
AT&T Incorporated	3.65	9-15-2059	370,000	374,526
AT&T Incorporated	3.80	12-1-2057	190,000	198,421
AT&T Incorporated	3.85	6-1-2060	185,000	193,368
AT&T Incorporated	4.30	12-15-2042	795,000	899,218
AT&T Incorporated	4.90	6-15-2042	36,000	43,647
Verizon Communications Incorporated	3.70	3-22-2061	110,000	121,516
Verizon Communications Incorporated	4.13	3-16-2027	200,000	222,232
Verizon Communications Incorporated	4.67	3-15-2055	1,210,000	1,619,098
				3,952,896
Entertainment: 1.57%
Activision Blizzard	1.35	9-15-2030	1,465,000	1,340,601
Walt Disney Company	2.20	1-13-2028	1,195,000	1,212,303
Walt Disney Company	2.65	1-13-2031	855,000	887,556
				3,440,460
Interactive media & services: 0.58%
Alphabet Incorporated	2.25	8-15-2060	125,000	113,657
Alphabet Incorporated	3.38	2-25-2024	1,087,000	1,147,309
				1,260,966
Media: 2.46%
CBS Corporation	3.70	8-15-2024	350,000	372,602
CBS Corporation	4.85	7-1-2042	140,000	168,077
CBS Corporation	4.90	8-15-2044	350,000	424,555
Charter Communications Operating LLC	4.40	12-1-2061	255,000	265,767
Charter Communications Operating LLC	4.91	7-23-2025	400,000	441,301
Charter Communications Operating LLC	6.83	10-23-2055	335,000	496,161
Comcast Corporation	1.50	2-15-2031	555,000	521,788
Comcast Corporation	2.35	1-15-2027	210,000	216,479
Comcast Corporation 144A	2.99	11-1-2063	1,135,000	1,096,717
Discovery Communications LLC	3.95	3-20-2028	400,000	436,352
Discovery Communications LLC	4.00	9-15-2055	241,000	258,005
Fox Corporation	5.58	1-25-2049	135,000	184,603
Time Warner Cable Incorporated	8.38	3-15-2023	175,000	191,751
Time Warner Entertainment Company LP	8.38	7-15-2033	210,000	309,603
				5,383,761
Wireless telecommunication services: 0.15%
T-Mobile USA Incorporated	3.60	11-15-2060	325,000	323,438
Consumer discretionary: 5.62%
Automobiles: 0.22%
General Motors Company	6.25	10-2-2043	345,000	469,872
Diversified consumer services: 1.05%
California Institute of Technology	3.65	9-1-2119	510,000	614,463
Georgetown University	5.22	10-1-2118	220,000	326,782
Massachusetts Institute of Technology	5.60	7-1-2111	370,000	679,721
See accompanying notes to portfolio of investments

Allspring Investment Grade Corporate Bond Portfolio  |  1

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified consumer services (continued)
University of Pennsylvania	3.61%	2-15-2119	$ 300,000	$ 361,348
University of Southern California	3.23	10-1-2120	300,000	323,203
				2,305,517
Hotels, restaurants & leisure: 1.53%
GLP Capital LP	5.30	1-15-2029	400,000	456,508
Marriott International Incorporated	4.63	6-15-2030	400,000	450,201
McDonald's Corporation	3.38	5-26-2025	245,000	260,823
McDonald's Corporation	3.50	7-1-2027	1,300,000	1,407,677
McDonald's Corporation	4.60	5-26-2045	175,000	219,433
Starbucks Corporation	4.00	11-15-2028	500,000	562,633
				3,357,275
Household durables: 0.04%
Whirlpool Corporation	4.00	3-1-2024	87,000	92,663
Internet & direct marketing retail: 0.75%
Amazon.com Incorporated	4.05	8-22-2047	400,000	492,056
Amazon.com Incorporated	4.95	12-5-2044	630,000	865,248
eBay Incorporated	4.00	7-15-2042	175,000	200,058
Expedia Incorporated	4.50	8-15-2024	70,000	74,988
				1,632,350
Leisure products: 0.07%
Hasbro Incorporated	6.35	3-15-2040	108,000	151,583
Multiline retail: 0.35%
Dollar General Corporation	3.25	4-15-2023	245,000	251,578
Target Corporation	3.63	4-15-2046	430,000	513,736
				765,314
Specialty retail: 1.54%
Home Depot Incorporated	2.70	4-15-2030	1,300,000	1,363,067
Home Depot Incorporated	3.50	9-15-2056	380,000	434,382
Lowe's Companies Incorporated	2.50	4-15-2026	350,000	363,675
Lowe's Companies Incorporated	3.88	9-15-2023	175,000	183,265
Lowe's Companies Incorporated	4.50	4-15-2030	300,000	348,130
TJX Companies Incorporated	3.88	4-15-2030	600,000	676,903
				3,369,422
Textiles, apparel & luxury goods: 0.07%
Nike Incorporated	2.25	5-1-2023	70,000	71,385
Nike Incorporated	3.63	5-1-2043	70,000	80,536
				151,921
Consumer staples: 6.79%
Beverages: 1.79%
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	435,000	489,100
Anheuser-Busch InBev Worldwide Incorporated	4.75	4-15-2058	160,000	202,933
Anheuser-Busch InBev Worldwide Incorporated	4.90	2-1-2046	415,000	526,828
Anheuser-Busch InBev Worldwide Incorporated	5.80	1-23-2059	155,000	227,290
Constellation Brands Incorporated	3.15	8-1-2029	300,000	316,330
Constellation Brands Incorporated	4.25	5-1-2023	360,000	376,887
See accompanying notes to portfolio of investments

2  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Beverages (continued)
Keurig Dr Pepper Incorporated	4.60%	5-25-2028	$ 700,000	$ 799,851
PepsiCo Incorporated	3.63	3-19-2050	285,000	340,683
The Coca-Cola Company	4.20	3-25-2050	490,000	632,830
				3,912,732
Food & staples retailing: 2.13%
Costco Wholesale Corporation	1.60	4-20-2030	1,000,000	973,718
Sysco Corporation	3.30	7-15-2026	1,100,000	1,167,324
Sysco Corporation	5.38	9-21-2035	200,000	254,766
The Kroger Company	3.85	8-1-2023	175,000	182,674
The Kroger Company	5.00	4-15-2042	175,000	222,251
The Kroger Company	5.15	8-1-2043	205,000	268,435
Walgreens Boots Alliance Incorporated	3.45	6-1-2026	200,000	212,505
Walgreens Boots Alliance Incorporated	3.80	11-18-2024	200,000	212,403
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	180,000	217,448
Wal-Mart Stores Incorporated	3.40	6-26-2023	900,000	937,975
				4,649,499
Food products: 1.56%
Archer Daniels Midland	3.75	9-15-2047	400,000	484,483
Conagra Brands Incorporated	4.60	11-1-2025	200,000	221,663
Conagra Brands Incorporated	8.25	9-15-2030	584,000	837,337
General Mills Incorporated	3.65	2-15-2024	175,000	183,700
Mead Johnson Nutrition Company	5.90	11-1-2039	70,000	100,502
Mondelez Iternational	2.75	4-13-2030	1,000,000	1,036,707
Tyson Foods Incorporated	4.35	3-1-2029	300,000	341,359
Tyson Foods Incorporated	4.88	8-15-2034	175,000	214,134
				3,419,885
Household products: 0.22%
Clorox Company	3.50	12-15-2024	140,000	149,278
Kimberly-Clark Corporation	2.40	6-1-2023	105,000	107,734
Kimberly-Clark Corporation	6.63	8-1-2037	140,000	217,428
				474,440
Personal products: 0.09%
Estee Lauder Companies Incorporated	6.00	5-15-2037	140,000	201,355
Tobacco: 1.00%
Altria Group Incorporated	3.88	9-16-2046	430,000	420,448
Altria Group Incorporated	4.00	1-31-2024	62,000	65,740
Altria Group Incorporated	4.50	5-2-2043	175,000	185,911
BAT Capital Corporation	4.54	8-15-2047	140,000	146,834
Philip Morris International Incorporated	2.63	3-6-2023	122,000	124,963
Philip Morris International Incorporated	3.25	11-10-2024	210,000	222,874
Philip Morris International Incorporated	4.25	11-10-2044	210,000	240,923
Philip Morris International Incorporated	4.50	3-20-2042	140,000	161,271
Reynolds American Incorporated	4.45	6-12-2025	350,000	378,598
Reynolds American Incorporated	5.70	8-15-2035	210,000	250,127
				2,197,689
See accompanying notes to portfolio of investments

Allspring Investment Grade Corporate Bond Portfolio  |  3

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 7.19%
Energy equipment & services: 0.92%
Baker Hughes LLC	3.34%	12-15-2027	$1,000,000	$ 1,068,115
Halliburton Company	3.50	8-1-2023	350,000	362,095
Halliburton Company	3.80	11-15-2025	350,000	378,748
Halliburton Company	4.50	11-15-2041	175,000	194,777
				2,003,735
Oil, gas & consumable fuels: 6.27%
Boardwalk Pipelines LP	3.38	2-1-2023	70,000	71,410
BP Capital Markets America Incorporated	3.00	2-24-2050	200,000	195,499
BP Capital Markets America Incorporated	3.38	2-8-2061	105,000	108,411
BP Capital Markets America Incorporated	3.94	9-21-2028	200,000	222,097
Chevron Corporation	3.08	5-11-2050	350,000	372,953
Columbia Pipeline Group Incorporated	5.80	6-1-2045	140,000	190,679
ConocoPhillips Company 144A	2.40	2-15-2031	800,000	806,243
ConocoPhillips Company	5.90	10-15-2032	175,000	231,506
ConocoPhillips Company	6.95	4-15-2029	210,000	276,321
Devon Energy Corporation	7.95	4-15-2032	150,000	210,205
Diamondback Energy Incorporated	3.50	12-1-2029	900,000	944,017
Enbridge Energy Partners LP	5.50	9-15-2040	140,000	179,480
Energy Transfer Partners LP	4.90	2-1-2024	210,000	222,986
Energy Transfer Partners LP	5.95	10-1-2043	140,000	170,893
Energy Transfer Partners LP	7.50	7-1-2038	70,000	96,860
Enterprise Products Operating LLC	4.85	3-15-2044	280,000	338,982
Enterprise Products Operating LLC	5.70	2-15-2042	140,000	185,186
Enterprise Products Operating LLC	5.95	2-1-2041	70,000	94,621
Enterprise Products Operating LLC	7.55	4-15-2038	70,000	106,517
Exxon Mobil Corporation	2.71	3-6-2025	630,000	657,111
Exxon Mobil Corporation	3.04	3-1-2026	605,000	641,781
Hess Corporation	7.30	8-15-2031	269,000	358,886
Kinder Morgan Energy Partners LP	5.00	8-15-2042	175,000	204,323
Kinder Morgan Energy Partners LP	5.00	3-1-2043	157,000	183,518
Kinder Morgan Energy Partners LP	5.50	3-1-2044	210,000	258,841
Kinder Morgan Energy Partners LP	5.80	3-15-2035	70,000	87,877
Magellan Midstream Partners LP	5.15	10-15-2043	140,000	172,042
Marathon Oil Corporation	5.20	6-1-2045	140,000	165,375
Marathon Petroleum Corporation	3.63	9-15-2024	350,000	369,086
Marathon Petroleum Corporation	3.80	4-1-2028	385,000	413,725
MPLX LP	4.13	3-1-2027	200,000	217,548
MPLX LP	4.88	6-1-2025	200,000	218,869
MPLX LP	5.20	3-1-2047	220,000	268,299
ONEOK Incorporated	4.00	7-13-2027	200,000	216,497
ONEOK Incorporated	4.55	7-15-2028	500,000	558,692
Phillips 66	4.65	11-15-2034	140,000	163,450
Plains All American Pipeline LP	3.60	11-1-2024	210,000	221,107
Plains All American Pipeline LP	3.85	10-15-2023	350,000	364,251
Plains All American Pipeline LP	4.90	2-15-2045	175,000	194,039
Sabine Pass Liquefaction LLC	5.00	3-15-2027	400,000	450,281
Sabine Pass Liquefaction LLC	5.63	3-1-2025	200,000	223,003
Sabine Pass Liquefaction LLC	5.88	6-30-2026	200,000	229,993
Spectra Energy Partners LP	3.38	10-15-2026	300,000	317,331
Spectra Energy Partners LP	4.75	3-15-2024	245,000	262,457
Sunoco Logistics Partner LP	4.95	1-15-2043	105,000	115,325
Sunoco Logistics Partner LP	5.35	5-15-2045	285,000	330,871
See accompanying notes to portfolio of investments

4  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Tennessee Gas Pipeline Company	7.00%	10-15-2028	$ 175,000	$ 223,079
Williams Companies Incorporated	4.85	3-1-2048	200,000	243,373
Williams Partners LP	6.30	4-15-2040	273,000	370,011
				13,725,907
Financials: 18.71%
Banks: 6.53%
Banc One Corporation	8.00	4-29-2027	765,000	995,321
Bank of America Corporation (3 Month LIBOR +1.19%) ±	3.95	1-23-2049	1,175,000	1,389,917
Bank of America Corporation	4.18	11-25-2027	725,000	792,945
BB&T Corporation	2.85	10-26-2024	500,000	522,083
Citigroup Incorporated (U.S. SOFR +1.15%) ±	2.67	1-29-2031	790,000	801,952
Citigroup Incorporated	4.13	7-25-2028	500,000	549,123
Citigroup Incorporated	4.65	7-30-2045	625,000	800,576
Citizens Financial Group	4.30	2-11-2031	200,000	213,348
Compass Bank	3.88	4-10-2025	250,000	269,454
Discover Bank	4.20	8-8-2023	1,060,000	1,118,677
Discover Bank	4.25	3-13-2026	250,000	273,321
Discover Bank	4.65	9-13-2028	250,000	285,811
Fifth Third Bancorp	3.95	3-14-2028	400,000	444,264
JPMorgan Chase & Company (U.S. SOFR +1.58%) ±	3.33	4-22-2052	220,000	239,708
JPMorgan Chase & Company	4.13	12-15-2026	500,000	552,645
JPMorgan Chase & Company	8.75	9-1-2030	75,000	112,784
Key Bank NA	3.30	6-1-2025	250,000	267,553
KeyCorp Incorporated	4.10	4-30-2028	400,000	455,905
PNC Bank NA	2.95	1-30-2023	300,000	307,346
PNC Bank NA	3.25	1-22-2028	1,050,000	1,135,723
PNC Bank NA	4.20	11-1-2025	250,000	276,073
Santander Holdings USA Incorporated	4.50	7-17-2025	350,000	379,738
Truist Bank	2.20	3-16-2023	1,100,000	1,119,951
Truist Bank	3.30	5-15-2026	400,000	426,828
US Bancorp	2.38	7-22-2026	190,000	197,685
US Bancorp	3.60	9-11-2024	350,000	373,969
				14,302,700
Capital markets: 5.17%
Bain Capital Specialty Finance	2.55	10-13-2026	185,000	180,027
Bank of New York Mellon Corporation	2.95	1-29-2023	300,000	307,597
Bank of New York Mellon Corporation	3.00	10-30-2028	700,000	746,704
Bank of New York Mellon Corporation	3.40	1-29-2028	300,000	327,125
BlackRock Incorporated	3.25	4-30-2029	900,000	984,092
CME Group Incorporated	4.15	6-15-2048	290,000	380,900
Ford Foundation	2.82	6-1-2070	485,000	507,745
Goldman Sachs Group Incorporated	3.75	5-22-2025	350,000	374,276
Goldman Sachs Group Incorporated	4.75	10-21-2045	1,125,000	1,463,836
Intercontinental Exchange	3.00	9-15-2060	215,000	209,971
Intercontinental Exchange	3.75	9-21-2028	500,000	554,114
Jefferies Group Incorporated	6.45	6-8-2027	285,000	348,930
Legg Mason Incorporated	4.75	3-15-2026	190,000	214,570
Moody's Corporation	5.25	7-15-2044	210,000	287,600
Morgan Stanley (U.S. SOFR +1.36%) ±	2.48	9-16-2036	175,000	169,349
Morgan Stanley	4.30	1-27-2045	890,000	1,100,748
Morgan Stanley	5.00	11-24-2025	200,000	223,586
Morgan Stanley	6.25	8-9-2026	300,000	359,998
See accompanying notes to portfolio of investments

Allspring Investment Grade Corporate Bond Portfolio  |  5

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets (continued)
Northern Trust Corporation	3.95%	10-30-2025	$ 175,000	$ 192,801
PPL Capital Funding Incorporated	3.10	5-15-2026	100,000	105,236
Prospect Capital Corporation	3.44	10-15-2028	115,000	110,147
S&P Global Incorporated	4.00	6-15-2025	227,000	246,978
State Street Corporation	2.65	5-19-2026	1,100,000	1,163,466
The Charles Schwab Corporation	3.63	4-1-2025	140,000	149,807
The Charles Schwab Corporation	4.63	3-22-2030	500,000	598,524
				11,308,127
Consumer finance: 2.31%
American Express Company	2.65	12-2-2022	402,000	410,703
American Express Company	4.20	11-6-2025	200,000	221,019
American Honda Finance Corporation	2.90	2-16-2024	200,000	207,818
American Honda Finance Corporation	3.45	7-14-2023	200,000	208,842
Capital One Financial Corporation	3.75	7-28-2026	525,000	563,225
Caterpillar Financial Services Corporation	2.63	3-1-2023	260,000	266,258
Caterpillar Financial Services Corporation	3.25	12-1-2024	200,000	211,934
Caterpillar Financial Services Corporation	3.75	11-24-2023	175,000	184,785
Discover Financial Services	3.95	11-6-2024	200,000	213,647
General Motors Financial Company Incorporated	3.70	5-9-2023	380,000	393,116
John Deere Capital Corporation	0.45	6-7-2024	810,000	799,754
Synchrony Financial	5.15	3-19-2029	900,000	1,046,223
Toyota Motor Credit Corporation	2.63	1-10-2023	310,000	316,895
				5,044,219
Diversified financial services: 0.62%
Berkshire Hathaway Incorporated	3.00	2-11-2023	75,000	77,082
Berkshire Hathaway Incorporated	3.13	3-15-2026	945,000	1,010,870
British American Tobacco Capital Corporation	5.28	4-2-2050	95,000	109,813
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	140,000	160,275
				1,358,040
Insurance: 3.19%
Allstate Corporation (3 Month LIBOR +2.12%) ±	6.50	5-15-2067	230,000	301,875
American International Group Incorporated	4.50	7-16-2044	565,000	691,597
American International Group Incorporated (3 Month LIBOR +2.87%) ±	5.75	4-1-2048	200,000	226,012
Aon Corporation	6.25	9-30-2040	70,000	100,772
Arch Capital Group Limited	5.14	11-1-2043	147,000	194,274
Chubb Corporation	6.00	5-11-2037	196,000	282,306
Hartford Financial Services Group Incorporated	4.30	4-15-2043	30,000	36,062
Lincoln National Corporation	4.00	9-1-2023	175,000	184,236
Loews Corporation	2.63	5-15-2023	105,000	107,496
Loews Corporation	4.13	5-15-2043	140,000	164,732
Marsh & McLennan Company Incorporated	3.50	6-3-2024	200,000	211,139
Marsh & McLennan Company Incorporated	3.88	3-15-2024	200,000	212,370
Marsh & McLennan Company Incorporated	4.90	3-15-2049	110,000	151,255
MetLife Incorporated	4.13	8-13-2042	115,000	136,277
MetLife Incorporated	4.72	12-15-2044	175,000	225,314
MetLife Incorporated	6.38	6-15-2034	196,000	276,488
Principal Financial Group Incorporated	3.40	5-15-2025	140,000	148,929
Progressive Corporation	6.25	12-1-2032	252,000	347,334
Progressive Corporation	7.75	3-1-2031	865,000	1,212,544
Prudential Financial Incorporated	3.91	12-7-2047	155,000	183,054
Prudential Financial Incorporated (3 Month LIBOR +3.04%) ±	5.20	3-15-2044	175,000	181,442
See accompanying notes to portfolio of investments

6  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Prudential Financial Incorporated	5.75%	7-15-2033	$ 350,000	$ 460,650
Prudential Financial Incorporated	6.63	12-1-2037	45,000	66,258
Transatlantic Holdings Incorporated	8.00	11-30-2039	70,000	111,345
Travelers Companies Incorporated	4.60	8-1-2043	600,000	777,540
				6,991,301
Mortgage REITs: 0.89%
CC Holdings GS V LLC	3.85	4-15-2023	350,000	363,168
ERP Operating LP	4.00	8-1-2047	400,000	486,725
Ventas Realty LP	3.50	2-1-2025	400,000	423,638
Ventas Realty LP	4.40	1-15-2029	600,000	676,530
				1,950,061
Health care: 8.84%
Biotechnology: 2.13%
AbbVie Incorporated	3.20	5-14-2026	530,000	560,559
AbbVie Incorporated	4.45	5-14-2046	500,000	606,970
AbbVie Incorporated	4.85	6-15-2044	350,000	442,267
Amgen Incorporated	2.77	9-1-2053	584,000	553,694
Amgen Incorporated	3.63	5-22-2024	350,000	369,262
Baxalta Incorporated	5.25	6-23-2045	280,000	376,679
Biogen Incorporated	2.25	5-1-2030	700,000	684,792
Gilead Sciences Incorporated	3.65	3-1-2026	350,000	377,129
Gilead Sciences Incorporated	4.50	2-1-2045	200,000	245,546
Gilead Sciences Incorporated	4.75	3-1-2046	350,000	444,271
				4,661,169
Health care equipment & supplies: 1.15%
Abbott Laboratories	6.00	4-1-2039	105,000	155,212
Abbott Laboratories	6.15	11-30-2037	166,000	244,908
Boston Scientific Corporation	3.85	5-15-2025	200,000	214,878
Catholic Health Initiatives	4.35	11-1-2042	175,000	203,965
Medtronic Incorporated	3.50	3-15-2025	140,000	149,754
Stryker Corporation	4.63	3-15-2046	350,000	454,070
Zimmer Biomet Holdings	3.55	3-20-2030	1,000,000	1,087,473
				2,510,260
Health care providers & services: 3.04%
Aetna Incorporated	4.13	11-15-2042	75,000	85,601
Aetna Incorporated	4.50	5-15-2042	105,000	125,616
AmerisourceBergen Corporation	4.25	3-1-2045	175,000	203,720
Anthem Incorporated	4.38	12-1-2047	15,000	18,509
Ascension Healthcare Company	3.11	11-15-2039	500,000	544,195
Baptist Health South Florida Obligated Group	3.12	11-15-2071	420,000	429,072
CIGNA Corporation Company	3.00	7-15-2023	300,000	309,356
CIGNA Corporation Company	4.80	7-15-2046	210,000	265,584
CIGNA Corporation Company	6.13	11-15-2041	175,000	248,491
Cleveland Clinic Foundation	4.86	1-1-2114	270,000	423,875
CVS Health Corporation	5.05	3-25-2048	705,000	931,541
Kaiser Foundation Hospitals	4.88	4-1-2042	175,000	235,127
McKesson Corporation	2.85	3-15-2023	140,000	142,971
NewYork-Presbyterian Hospital	3.95	8-1-2119	215,000	268,397
Quest Diagnostics Incorporated	2.95	6-30-2030	300,000	313,441
See accompanying notes to portfolio of investments

Allspring Investment Grade Corporate Bond Portfolio  |  7

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care providers & services (continued)
UnitedHealth Group Incorporated	4.20%	1-15-2047	$ 200,000	$ 246,323
UnitedHealth Group Incorporated	4.25	3-15-2043	175,000	211,014
UnitedHealth Group Incorporated	4.25	4-15-2047	300,000	373,656
UnitedHealth Group Incorporated	4.25	6-15-2048	300,000	374,307
WellPoint Incorporated	3.30	1-15-2023	200,000	205,663
WellPoint Incorporated	4.65	8-15-2044	345,000	432,707
WellPoint Incorporated	5.85	1-15-2036	200,000	268,560
				6,657,726
Pharmaceuticals: 2.52%
Bristol-Myers Squibb Company	3.25	11-1-2023	109,000	114,161
Bristol-Myers Squibb Company	3.88	8-15-2025	400,000	433,165
Bristol-Myers Squibb Company	4.50	3-1-2044	200,000	253,223
Bristol-Myers Squibb Company	4.63	5-15-2044	240,000	307,407
Eli Lilly & Company	2.50	9-15-2060	195,000	184,257
Eli Lilly & Company	2.75	6-1-2025	70,000	73,590
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	140,000	143,710
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	210,000	278,080
Johnson & Johnson	2.45	9-1-2060	715,000	687,921
Johnson & Johnson	4.38	12-5-2033	200,000	244,885
Merck & Company Incorporated	2.75	2-10-2025	380,000	397,045
Merck & Company Incorporated	3.70	2-10-2045	200,000	231,973
Mylan Incorporated	4.20	11-29-2023	200,000	210,726
Mylan NV	5.25	6-15-2046	90,000	110,213
Pfizer Incorporated	3.00	12-15-2026	510,000	546,936
Pfizer Incorporated	3.90	3-15-2039	200,000	234,389
Pfizer Incorporated	4.30	6-15-2043	210,000	260,389
Schering-Plough Corporation	6.50	12-1-2033	175,000	256,291
Viatris Incorporated	4.00	6-22-2050	100,000	107,753
Zoetis Incorporated	4.70	2-1-2043	350,000	446,430
				5,522,544
Industrials: 5.91%
Aerospace & defense: 2.31%
L3Harris Technologies Incorporated	2.90	12-15-2029	900,000	936,288
Lockheed Martin Corporation	4.07	12-15-2042	229,000	273,533
Lockheed Martin Corporation	6.15	9-1-2036	122,000	171,404
Northrop Grumman Corporation	4.03	10-15-2047	305,000	364,741
Northrop Grumman Corporation	5.05	11-15-2040	70,000	90,778
Precision Castparts Corporation	2.50	1-15-2023	175,000	177,939
Precision Castparts Corporation	3.90	1-15-2043	140,000	160,995
Raytheon Technologies Corporation	4.80	12-15-2043	175,000	222,680
Raytheon Technologies Corporation	7.20	8-15-2027	84,000	106,102
Textron Incorporated	4.30	3-1-2024	140,000	148,099
The Boeing Company	2.60	10-30-2025	300,000	306,606
The Boeing Company	3.20	3-1-2029	1,580,000	1,633,001
The Boeing Company	5.88	2-15-2040	186,000	236,954
United Technologies Corporation	3.75	11-1-2046	200,000	226,352
				5,055,472
Air freight & logistics: 0.36%
FedEx Corporation	4.90	1-15-2034	175,000	213,730
See accompanying notes to portfolio of investments

8  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Air freight & logistics (continued)
FedEx Corporation	5.10%	1-15-2044	$ 210,000	$ 270,887
United Parcel Service Incorporated	6.20	1-15-2038	206,000	300,567
				785,184
Airlines: 0.10%
American Airlines Incorporated	3.20	12-15-2029	48,794	49,519
United Airlines Incorporated	4.30	2-15-2027	150,180	157,626
				207,145
Commercial services & supplies: 0.12%
Republic Services Incorporated	2.90	7-1-2026	260,000	272,191
Industrial conglomerates: 0.55%
General Electric Company	3.10	1-9-2023	300,000	307,482
General Electric Company	4.50	3-11-2044	200,000	255,588
Honeywell International Incorporated	3.35	12-1-2023	140,000	147,132
Honeywell International Incorporated	3.81	11-21-2047	405,000	491,811
				1,202,013
Machinery: 0.43%
Caterpillar Incorporated	4.75	5-15-2064	300,000	440,517
Deere & Company	5.38	10-16-2029	210,000	261,958
Dover Corporation	5.38	10-15-2035	140,000	176,385
Parker Hannifin Corporation	6.25	5-15-2038	42,000	57,967
				936,827
Road & rail: 1.78%
Burlington Northern Santa Fe LLC	3.00	3-15-2023	210,000	214,975
Burlington Northern Santa Fe LLC	3.40	9-1-2024	210,000	222,368
Burlington Northern Santa Fe LLC	4.55	9-1-2044	330,000	419,343
CSX Corporation	3.40	8-1-2024	278,000	294,073
CSX Corporation	6.22	4-30-2040	140,000	202,767
Kansas City Southern	3.00	5-15-2023	51,000	52,372
Kansas City Southern	3.15	3-15-2023	140,000	143,465
Kansas City Southern	4.30	5-15-2043	140,000	164,581
Norfolk Southern Corporation	2.90	6-15-2026	250,000	263,231
Norfolk Southern Corporation	3.15	6-1-2027	300,000	319,619
Norfolk Southern Corporation	3.85	1-15-2024	140,000	146,980
Norfolk Southern Corporation	4.10	5-15-2121	255,000	296,690
Norfolk Southern Corporation	5.10	12-31-2049	80,000	107,932
Union Pacific Corporation	2.75	4-15-2023	200,000	204,391
Union Pacific Corporation	2.97	9-16-2062	175,000	175,579
Union Pacific Corporation	3.25	1-15-2025	175,000	185,011
Union Pacific Corporation	3.75	3-15-2024	140,000	147,735
Union Pacific Corporation 144A	3.80	4-6-2071	285,000	335,922
				3,897,034
Trading companies & distributors: 0.26%
Air Lease Corporation	3.25	3-1-2025	200,000	208,353
W.W. Grainger Incorporated	4.60	6-15-2045	280,000	366,149
				574,502
See accompanying notes to portfolio of investments

Allspring Investment Grade Corporate Bond Portfolio  |  9

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 6.69%
Communications equipment: 0.30%
Cisco Systems Incorporated	2.20%	9-20-2023	$ 300,000	$ 308,390
Cisco Systems Incorporated	2.95	2-28-2026	340,000	361,860
				670,250
Electronic equipment, instruments & components: 0.22%
Corning Incorporated	5.45	11-15-2079	110,000	150,235
Corning Incorporated	5.75	8-15-2040	105,000	143,574
Keysight Technologies Incorporated	4.55	10-30-2024	175,000	190,440
				484,249
IT services: 1.37%
Fiserv Incorporated	3.85	6-1-2025	210,000	224,920
IBM Corporation	3.38	8-1-2023	210,000	219,299
IBM Corporation	7.00	10-30-2025	210,000	254,321
IBM Corporation	7.13	12-1-2096	135,000	260,808
IBM Corporation	3.00	5-15-2024	300,000	313,901
Mastercard Incorporated	3.50	2-26-2028	400,000	440,321
Visa Incorporated	2.75	9-15-2027	300,000	318,239
Visa Incorporated	2.05	4-15-2030	800,000	807,299
Western Union Company	6.20	11-17-2036	122,000	152,674
				2,991,782
Semiconductors & semiconductor equipment: 2.09%
Applied Materials Incorporated	5.85	6-15-2041	140,000	205,267
Broadcom Incorporated 144A	3.14	11-15-2035	600,000	589,783
Broadcom Incorporated	3.88	1-15-2027	1,020,000	1,098,400
Intel Corporation	2.60	5-19-2026	220,000	230,823
Intel Corporation	4.10	5-19-2046	300,000	360,737
Intel Corporation	4.25	12-15-2042	175,000	213,123
Intel Corporation	4.90	7-29-2045	230,000	306,625
Lam Research Corporation	4.88	3-15-2049	155,000	214,124
NVIDIA Corporation	2.85	4-1-2030	900,000	955,623
Qualcomm Incorporated	3.25	5-20-2027	200,000	215,620
Texas Instruments Incorporated	2.25	5-1-2023	175,000	178,453
				4,568,578
Software: 2.08%
Microsoft Corporation	3.04	3-17-2062	740,000	799,269
Microsoft Corporation	5.20	6-1-2039	77,000	107,179
Oracle Corporation	3.40	7-8-2024	110,000	115,722
Oracle Corporation	3.85	4-1-2060	105,000	109,001
Oracle Corporation	4.10	3-25-2061	145,000	158,350
Oracle Corporation	4.30	7-8-2034	1,575,000	1,779,218
Salesforce Software Company	3.05	7-15-2061	130,000	136,993
Salesforce.com Incorporated	3.70	4-11-2028	200,000	223,158
Vmware Incorporated	4.65	5-15-2027	1,000,000	1,130,083
				4,558,973
Technology hardware, storage & peripherals: 0.63%
Apple Incorporated	3.75	11-13-2047	400,000	476,133
See accompanying notes to portfolio of investments

10  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology hardware, storage & peripherals (continued)
Apple Incorporated	4.38%	5-13-2045	$ 350,000	$ 448,509
Apple Incorporated	4.65	2-23-2046	345,000	456,852
				1,381,494
Materials: 2.22%
Chemicals: 1.59%
Dow Chemical Company	4.25	10-1-2034	175,000	203,267
Dow Chemical Company	5.25	11-15-2041	175,000	225,807
DuPont de Nemours Incorporated	4.73	11-15-2028	800,000	932,147
Eastman Chemical Company	4.80	9-1-2042	140,000	173,190
Ecolab Incorporated	2.70	11-1-2026	1,000,000	1,049,187
Mosaic Company	5.63	11-15-2043	310,000	417,696
Praxair Incorporated	2.70	2-21-2023	105,000	107,325
The Sherwin-Williams Company	4.50	6-1-2047	205,000	256,445
Westlake Chemical Corporation	3.38	8-15-2061	125,000	121,931
				3,486,995
Containers & packaging: 0.23%
International Paper Company	7.30	11-15-2039	175,000	268,283
MeadWestvaco Corporation	7.95	2-15-2031	35,000	49,416
Packaging Corporation of America	3.65	9-15-2024	175,000	185,767
				503,466
Metals & mining: 0.33%
Newmont Goldcorp Corporation	3.70	3-15-2023	210,000	215,917
Nucor Corporation	4.00	8-1-2023	132,000	138,002
Southern Copper Corporation	5.25	11-8-2042	285,000	354,278
				708,197
Paper & forest products: 0.07%
Georgia-Pacific LLC	8.00	1-15-2024	140,000	159,917
Real estate: 4.19%
Equity REITs: 4.19%
ACE INA Holdings Incorporated	2.70	3-13-2023	280,000	287,290
ACE INA Holdings Incorporated	3.15	3-15-2025	200,000	212,563
ACE INA Holdings Incorporated	3.35	5-15-2024	350,000	370,167
Alexandria Real Estate Equities Incorporated	4.70	7-1-2030	615,000	721,605
American Campus Communities Incorporated	3.75	4-15-2023	70,000	72,189
American Tower Corporation	3.50	1-31-2023	295,000	303,627
American Tower Corporation	4.00	6-1-2025	350,000	376,140
AvalonBay Communities Incorporated	3.45	6-1-2025	140,000	149,158
AvalonBay Communities Incorporated	4.20	12-15-2023	175,000	185,603
Boston Properties LP	2.75	10-1-2026	500,000	520,583
Boston Properties LP	3.80	2-1-2024	300,000	314,656
Equinix Incorporated	1.55	3-15-2028	1,100,000	1,060,212
Essex Portfolio LP	3.25	5-1-2023	70,000	72,002
Federal Realty Investment Trust	4.50	12-1-2044	175,000	211,301
HCP Incorporated	6.75	2-1-2041	95,000	144,009
Health Care REIT Incorporated	4.00	6-1-2025	210,000	226,339
Health Care REIT Incorporated	4.50	1-15-2024	140,000	148,805
Host Hotels & Resorts Company	3.75	10-15-2023	70,000	73,365
Kimco Realty Corporation	2.80	10-1-2026	350,000	367,508
See accompanying notes to portfolio of investments

Allspring Investment Grade Corporate Bond Portfolio  |  11

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
Mid-America Apartments LP	4.30%	10-15-2023	$ 35,000	$ 36,829
Prologis LP	1.25	10-15-2030	1,100,000	1,023,439
Realty Income Corporation	4.60	2-6-2024	98,000	104,657
Realty Income Corporation	4.65	8-1-2023	810,000	855,289
Realty Income Corporation	4.88	6-1-2026	119,000	134,437
Simon Property Group LP	3.30	1-15-2026	410,000	438,200
Simon Property Group LP	3.75	2-1-2024	175,000	184,140
Simon Property Group LP	4.75	3-15-2042	175,000	219,016
Welltower Incorporated	4.95	9-1-2048	65,000	85,538
Weyerhaeuser Company	7.38	3-15-2032	200,000	285,652
				9,184,319
Utilities: 8.01%
Electric utilities: 6.75%
AGL Capital Corporation	4.40	6-1-2043	140,000	162,853
Alabama Power Company	3.55	12-1-2023	175,000	183,726
American Electric Power Company Incorporated	2.95	12-15-2022	300,000	305,186
Appalachian Power Company	3.40	6-1-2025	175,000	185,352
Appalachian Power Company	4.45	6-1-2045	175,000	210,895
Appalachian Power Company	7.00	4-1-2038	70,000	102,856
Arizona Public Service Company	3.15	5-15-2025	105,000	110,321
Arizona Public Service Company	4.50	4-1-2042	70,000	83,190
Baltimore Gas & Electric Company	3.50	8-15-2046	50,000	55,171
Berkshire Hathaway Energy	3.65	4-15-2029	800,000	880,196
Berkshire Hathaway Energy	6.75	12-30-2031	105,000	146,254
Berkshire Hathaway Finance Corporation	4.40	5-15-2042	180,000	222,581
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	340,000	487,038
CenterPoint Energy Houston	4.50	4-1-2044	175,000	223,277
Commonwealth Edison Company	3.80	10-1-2042	70,000	80,374
Connecticut Light & Power Company	4.15	6-1-2045	227,000	282,092
Consolidated Edison Company of New York Incorporated Series 16-C	4.30	12-1-2056	30,000	36,007
Duke Energy Corporation	3.95	10-15-2023	140,000	146,729
Duke Energy Florida Incorporated	3.85	11-15-2042	165,000	187,848
Duke Energy Indiana Incorporated	4.90	7-15-2043	105,000	135,581
Duke Energy Indiana Incorporated	6.45	4-1-2039	45,000	65,894
Duke Energy Progress Incorporated	4.10	3-15-2043	105,000	124,138
Emera US Finance LP	3.55	6-15-2026	200,000	214,051
Entergy Arkansas Incorporated	3.70	6-1-2024	175,000	184,588
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	84,000	93,935
Exelon Corporation	4.95	6-15-2035	140,000	169,992
Florida Power & Light Company	5.95	2-1-2038	224,000	319,776
Florida Power & Light Company	5.96	4-1-2039	175,000	251,765
Florida Power Corporation	5.65	4-1-2040	87,000	118,972
Interstate Power & Light Company	6.25	7-15-2039	21,000	29,357
Northeast Utilities	2.80	5-1-2023	122,000	124,602
Northern States Power Company of Minnesota	2.60	5-15-2023	105,000	106,883
Northern States Power Company of Minnesota	5.35	11-1-2039	713,000	980,807
NSTAR Electric Company	5.50	3-15-2040	70,000	96,486
Oglethorpe Power Corporation	5.95	11-1-2039	105,000	141,073
Ohio Edison Company	6.88	7-15-2036	175,000	252,092
Oncor Electric Delivery Company LLC	7.00	5-1-2032	122,000	170,430
Pacific Gas & Electric Company	2.50	2-1-2031	1,300,000	1,242,260
PacifiCorp	3.60	4-1-2024	175,000	184,307
See accompanying notes to portfolio of investments

12  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric utilities (continued)
PacifiCorp	4.10%	2-1-2042	$ 70,000	$ 80,943
Potomac Electric Power Company	3.60	3-15-2024	175,000	183,705
PPL Electric Utilities	4.75	7-15-2043	105,000	136,953
PPL Electric Utilities	6.25	5-15-2039	31,000	44,743
Public Service Electric & Gas Company	2.38	5-15-2023	140,000	142,682
Public Service Electric & Gas Company	3.80	1-1-2043	140,000	159,796
Public Service Electric & Gas Company	3.95	5-1-2042	70,000	81,442
Public Service Electric & Gas Company	5.80	5-1-2037	70,000	95,956
South Carolina Electric & Gas Company	5.10	6-1-2065	30,000	44,268
Southern California Edison Company	3.90	3-15-2043	105,000	113,162
Southern California Edison Company	5.35	7-15-2035	126,000	155,799
Southern California Edison Company	5.50	3-15-2040	140,000	177,007
Southern California Edison Company	6.00	1-15-2034	70,000	91,112
Southwestern Electric Power Company	6.20	3-15-2040	35,000	49,451
The Southern Company	0.60	2-26-2024	1,415,000	1,396,601
The Southern Company	2.95	7-1-2023	200,000	205,299
The Southern Company	4.40	7-1-2046	185,000	218,333
TXU Electric Delivery Company	7.25	1-15-2033	237,000	342,751
Union Electric Company	3.90	9-15-2042	175,000	201,463
Union Electric Company	8.45	3-15-2039	56,000	94,593
Virginia Electric & Power Company	3.10	5-15-2025	70,000	73,697
Virginia Electric & Power Company	4.20	5-15-2045	105,000	126,687
Virginia Electric & Power Company	4.45	2-15-2044	105,000	130,765
Virginia Electric & Power Company	6.00	1-15-2036	70,000	95,908
Westar Energy Incorporated	4.10	4-1-2043	210,000	248,823
Wisconsin Electric Power Company	5.63	5-15-2033	70,000	90,510
Wisconsin Electric Power Company	5.70	12-1-2036	105,000	138,790
XCEL Energy Incorporated	3.40	6-1-2030	700,000	755,119
				14,775,293
Gas utilities: 0.49%
Atmos Energy Corporation	4.13	10-15-2044	245,000	288,560
Atmos Energy Corporation	5.50	6-15-2041	42,000	56,542
CenterPoint Energy Resources Corporation	5.85	1-15-2041	77,000	106,023
National Fuel Gas Company	3.75	3-1-2023	218,000	223,800
One Gas Incorporated	3.61	2-1-2024	70,000	73,357
One Gas Incorporated	4.66	2-1-2044	150,000	187,104
Piedmont Natural Gas Company	4.65	8-1-2043	35,000	42,757
Southern California Gas Company	5.13	11-15-2040	70,000	91,507
				1,069,650
Multi-utilities: 0.67%
Black Hills Corporation	4.25	11-30-2023	210,000	221,502
Consumers Energy Company	3.95	5-15-2043	140,000	163,513
Dominion Resources Incorporated	5.95	6-15-2035	157,000	208,151
NiSource Finance Corporation	5.65	2-1-2045	140,000	192,159
Puget Energy Incorporated	3.65	5-15-2025	140,000	148,256
Sempra Energy	3.25	6-15-2027	300,000	317,826
Sempra Energy	4.00	2-1-2048	70,000	80,363
WEC Energy Group Incorporated	3.55	6-15-2025	118,000	125,854
				1,457,624
See accompanying notes to portfolio of investments

Allspring Investment Grade Corporate Bond Portfolio  |  13

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water utilities: 0.10%
American Water Capital Corporation	3.40%	3-1-2025	$ 210,000	$ 222,636
Total Corporate bonds and notes (Cost $166,819,787)				176,702,618
Yankee corporate bonds and notes: 17.77%
Communication services: 0.93%
Diversified telecommunication services: 0.40%
Orange SA	5.50	2-6-2044	200,000	277,564
Telefonica Emisiones SA	4.90	3-6-2048	150,000	181,825
Telefonica Europe BV	8.25	9-15-2030	294,000	418,885
				878,274
Wireless telecommunication services: 0.53%
America Movil SAB de CV	4.38	4-22-2049	100,000	124,528
Rogers Communications Incorporated	3.70	11-15-2049	105,000	110,373
Vodafone Group plc	4.38	2-19-2043	350,000	410,237
Vodafone Group plc	6.25	11-30-2032	210,000	278,385
Vodafone Group plc	7.88	2-15-2030	175,000	245,356
				1,168,879
Consumer discretionary: 1.15%
Auto components: 0.09%
Magna International Incorporated	4.15	10-1-2025	175,000	191,232
Hotels, restaurants & leisure: 0.19%
Sands China Limited	5.13	8-8-2025	400,000	420,204
Internet & direct marketing retail: 0.87%
Alibaba Group Holding Limited	3.40	12-6-2027	800,000	852,055
Alibaba Group Holding Limited	3.60	11-28-2024	1,000,000	1,059,456
				1,911,511
Consumer staples: 0.18%
Beverages: 0.18%
Diageo Capital plc	2.63	4-29-2023	210,000	214,541
Diageo Capital plc	5.88	9-30-2036	122,000	171,741
				386,282
Energy: 2.46%
Oil, gas & consumable fuels: 2.46%
BP Capital Markets plc	3.81	2-10-2024	350,000	369,703
Canadian Natural Resources Limited	3.85	6-1-2027	200,000	214,397
Canadian Natural Resources Limited	3.90	2-1-2025	210,000	223,181
Canadian Natural Resources Limited	4.95	6-1-2047	110,000	136,179
Cenovus Energy Incorporated	5.38	7-15-2025	1,000,000	1,110,998
Husky Energy Incorporated	6.80	9-15-2037	70,000	94,596
Petro-Canada	5.95	5-15-2035	140,000	182,692
Shell International Finance BV	2.25	1-6-2023	175,000	178,203
Shell International Finance BV	2.88	5-10-2026	230,000	243,755
Shell International Finance BV	3.25	5-11-2025	350,000	372,808
Shell International Finance BV	3.40	8-12-2023	175,000	182,949
Shell International Finance BV	3.63	8-21-2042	730,000	807,339
See accompanying notes to portfolio of investments

14  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Suncor Energy Incorporated	5.95%	12-1-2034	$ 52,000	$ 67,565
Total Capital Canada Limited	2.75	7-15-2023	245,000	252,564
Total Capital International SA	3.39	6-29-2060	105,000	112,878
Total Capital International SA	3.75	4-10-2024	350,000	371,940
TransCanada PipeLines Limited	3.75	10-16-2023	175,000	182,633
TransCanada PipeLines Limited	6.10	6-1-2040	210,000	285,774
				5,390,154
Financials: 9.51%
Banks: 7.82%
Banco Santander SA	2.75	12-3-2030	200,000	195,621
Bank of Nova Scotia	4.50	12-16-2025	500,000	552,654
Barclays plc	4.38	1-12-2026	200,000	218,738
Barclays plc (3 Month LIBOR +1.90%) ±	4.97	5-16-2029	1,100,000	1,261,103
Barclays plc	5.25	8-17-2045	400,000	538,209
BNP Paribas	4.25	10-15-2024	1,400,000	1,517,107
Cooperatieve Rabobank UA	3.75	7-21-2026	780,000	842,397
Deutsche Bank	3.95	2-27-2023	1,100,000	1,138,236
HSBC Holdings plc (U.S. SOFR +0.71%) ±	0.98	5-24-2025	400,000	395,498
HSBC Holdings plc (U.S. SOFR +1.19%) ±	2.80	5-24-2032	400,000	400,096
HSBC Holdings plc (3 Month LIBOR +1.53%) ±	4.58	6-19-2029	400,000	448,123
HSBC Holdings plc	4.95	3-31-2030	400,000	470,325
ING Banking Group plc	4.55	10-2-2028	900,000	1,038,266
Lloyds Banking Group plc	4.55	8-16-2028	900,000	1,031,108
Lloyds Banking Group plc	4.58	12-10-2025	250,000	274,195
Mitsubishi UFJ Financial Group Incorporated	3.68	2-22-2027	200,000	218,024
Mitsubishi UFJ Financial Group Incorporated	4.05	9-11-2028	600,000	675,038
Mizuho Financial Group	3.17	9-11-2027	600,000	635,842
National Australia Bank Limited	2.50	7-12-2026	800,000	837,625
Natwest Group plc	3.88	9-12-2023	300,000	313,604
Royal Bank of Canada	0.43	1-19-2024	125,000	123,816
Royal Bank of Canada	4.65	1-27-2026	700,000	776,896
Royal Bank of Scotland Group plc	4.80	4-5-2026	400,000	445,817
Sumitomo Mitsui Financial Group	3.01	10-19-2026	655,000	692,859
Toronto Dominion Bank	3.50	7-19-2023	300,000	314,005
Toronto Dominion Bank (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +2.21%) ±	3.63	9-15-2031	790,000	852,860
Westpac Banking Corporation (5 Year Treasury Constant Maturity +1.75%) ±	2.67	11-15-2035	180,000	176,412
Westpac Banking Corporation	2.85	5-13-2026	700,000	740,868
				17,125,342
Capital markets: 0.57%
Credit Suisse Group Funding Limited	4.55	4-17-2026	950,000	1,049,179
Invesco Finance plc	4.00	1-30-2024	175,000	185,506
				1,234,685
Consumer finance: 0.07%
Vale Overseas Limited Company	3.75	7-8-2030	150,000	150,750
Diversified financial services: 0.76%
AerCap Ireland Capital DAC	3.30	1-30-2032	150,000	151,145
AerCap Ireland Capital DAC	3.65	7-21-2027	300,000	317,555
Brookfield Finance Incorporated	4.25	6-2-2026	200,000	221,382
See accompanying notes to portfolio of investments

Allspring Investment Grade Corporate Bond Portfolio  |  15

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services (continued)
GE Capital International Funding Company	3.37%	11-15-2025	$ 550,000	$ 594,139
Ingersoll-Rand Finance SA	4.50	3-21-2049	40,000	49,936
Medtronic Global Holdings Company	3.35	4-1-2027	300,000	323,992
				1,658,149
Insurance: 0.29%
Aon plc	3.88	12-15-2025	405,000	440,088
XLIT Limited	5.25	12-15-2043	140,000	196,635
				636,723
Health care: 0.96%
Health care equipment & supplies: 0.01%
DH Europe Finance II	3.40	11-15-2049	10,000	11,126
Pharmaceuticals: 0.95%
AstraZeneca plc	3.38	11-16-2025	500,000	535,939
AstraZeneca plc	4.38	11-16-2045	200,000	256,979
Royalty Pharma Company	2.20	9-2-2030	725,000	699,313
Shire plc	3.20	9-23-2026	560,000	592,416
				2,084,647
Industrials: 1.18%
Building products: 0.35%
Johnson Control International plc	1.75	9-15-2030	800,000	772,489
Professional services: 0.16%
Thomson Reuters Corporation	4.30	11-23-2023	210,000	221,813
Thomson Reuters Corporation	5.85	4-15-2040	94,000	132,851
				354,664
Road & rail: 0.67%
Canadian National Railway Company	6.20	6-1-2036	140,000	196,873
Canadian Pacific Railway Company	4.45	3-15-2023	140,000	145,421
Canadian Pacific Railway Company	5.95	5-15-2037	810,000	1,112,296
				1,454,590
Information technology: 0.46%
Technology hardware, storage & peripherals: 0.46%
NXP BV 144A	4.30	6-18-2029	900,000	1,010,318
Materials: 0.94%
Chemicals: 0.46%
LyondellBasell Industries NV	4.63	2-26-2055	350,000	435,860
Nutrien Limited	5.00	4-1-2049	295,000	397,915
Nutrien Limited	6.13	1-15-2041	115,000	165,781
				999,556
Metals & mining: 0.28%
Barrick (Australia Pacific Holdings) Proprietary Limited	5.95	10-15-2039	135,000	185,925
See accompanying notes to portfolio of investments

16  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

		Interest rate	Maturity date	Principal	Value
Metals & mining (continued)
BHP Billiton Finance (USA) Limited		3.85%	9-30-2023	$ 200,000	$ 211,122
Rio Tinto Finance (USA) Limited		4.13	8-21-2042	175,000	210,361
					607,408
Paper & forest products: 0.20%
Suzano Austria GmbH		6.00	1-15-2029	400,000	452,320
Total Yankee corporate bonds and notes (Cost $36,970,952)					38,899,303
Total investments in securities (Cost $203,790,739)	98.50%				215,601,921
Other assets and liabilities, net	1.50				3,281,427
Total net assets	100.00%				$218,883,348

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$877,655	$37,263,200	$(38,140,855)	$0	$0	$0	0	$325
See accompanying notes to portfolio of investments

Allspring Investment Grade Corporate Bond Portfolio  |  17

Notes to portfolio of investments—November 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$176,702,618	$0	$176,702,618
Yankee corporate bonds and notes	0	38,899,303	0	38,899,303
Total assets	$0	$215,601,921	$0	$215,601,921
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended November 30, 2021, the Portfolio did not have any transfers into/out of Level 3.

18  |  Allspring Investment Grade Corporate Bond Portfolio